Revaluation of land and building	12 Months Ended
Sep. 30, 2024
Revaluation Of Land And Building
Revaluation of land and building

7.	Revaluation of land and building

The Company has revalued its land and building as at March 31, 2023, and recognized a revaluation surplus of $2,600 (less tax of $679) in OCI. The valuation techniques were based on income and sales comparable approach. Significant unobservable inputs used in measuring the fair value of the building at the date of revaluation were as follows:

	High	Low
Market rent ($ sq ft)	$7.10	$3.14
Capitalisation rate	13.70%	9.50%
Sales ($ sq ft)	$56.87	$35.41

The Company’s estimates are, by their nature, subject to change. Changes in the capitalization rate would represent a change in the value of the land and buildings. The Company performed a sensitivity analysis on the value of the land and buildings based on changes to the capitalisation rate.

As at March 31, 2023, 1% change in the capitalization rate and market rent would result in a change in the value of the land and building by approximately $800.